UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: August 8, 2007
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California August 9, 2007

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		$44,008
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     2300 45153.238SH       SOLE                45153.238
*** SCHLUMBERGER LTD           COM              806857108     2022 23810.000SH       SOLE                23810.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1834 45688.000SH       SOLE                45688.000
AFLAC INC                      COM              001055102     1560 30355.979SH       SOLE                30355.979
ALTRIA GROUP INC               COM              022095103      491 7000.000 SH       SOLE                 7000.000
CERNER CORP                    COM              156782104     2051 36975.000SH       SOLE                36975.000
CHEVRON CORP                   COM              166764100     2115 25106.357SH       SOLE                25106.357
CISCO SYS INC                  COM              17275r102     1383 49672.000SH       SOLE                49672.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1686 22485.000SH       SOLE                22485.000
CONOCOPHILLIPS                 COM              20825c104     1755 22355.852SH       SOLE                22355.852
EXXON MOBIL CORP               COM              30231g102      452 5390.000 SH       SOLE                 5390.000
FACTSET RESEARCH SYSTEM        COM              303075105     1675 24500.000SH       SOLE                24500.000
IMMUCOR INC                    COM              452526106     1522 54425.000SH       SOLE                54425.000
INTEL CORP                     COM              458140100     1034 43570.408SH       SOLE                43570.408
JOHNSON & JOHNSON              COM              478160104     1598 25930.196SH       SOLE                25930.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     2921 37324.000SH       SOLE                37324.000
MICROSOFT CORP                 COM              594918104     1331 45169.620SH       SOLE                45169.620
MORGAN STANLEY                 COM              617446448     1876 22360.000SH       SOLE                22360.000
P G & E CORPORATION            COM              69331c108      369 8136.000 SH       SOLE                 8136.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2409 24775.000SH       SOLE                24775.000
STRYKER CORP                   COM              863667101     1938 30725.000SH       SOLE                30725.000
SUN MICROSYSTEMS INC           COM              866810104      296 56196.000SH       SOLE                56196.000
TARGET CORP                    COM              87612e106     2118 33304.347SH       SOLE                33304.347
WATERS CORP                    COM              941848103     1986 33450.000SH       SOLE                33450.000
WELLPOINT INC                  COM              94973v107     1791 22430.000SH       SOLE                22430.000
WHOLE FOODS MKT INC            COM              966837106      974 25424.202SH       SOLE                25424.202
XTO ENERGY INC                 COM              98385x106     2521 41950.000SH       SOLE                41950.000